Segment information - Adjustment to EBITDA (Details) - BRL (R$)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Gain on fair value adjustments (Note 7)			R$ 1,157,728,000	R$ (73,248,000)	R$ 1,516,458,000
Loss from associates and joint ventures	R$ (5,224,000)	R$ (172,005,000)	(25,596,000)	(189,082,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss				(76,066,000)	R$ 88,871,000
Income (loss) on disposal and write-off of non-current assets			188,297,000	(48,033,000)
(Provision)/Reversals for losses on ICMS credits (note 13.1)			3,856,000	(83,940,000)
Expenses on Asset Acquisition and Business Combinations (2)			(59,211,000)	(9,197,000)
Restructuring expenses (3)			(44,441,000)	(50,000)
Other			(2,363,000)	(2,711,000)
Adjustments to EBITDA			R$ 1,218,270,000	R$ (482,327,000)